EAGLE FAMILY OF FUNDS
880 Carillon Parkway
Saint Petersburg, Florida 33716
800.421.4184

March 2, 2017

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Eagle Capital Appreciation Fund (the “Trust”)
File Nos. 002-98634 and 811-04338

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the definitive form of prospectus and statement of additional information used with respect to Eagle Capital Appreciation Fund does not differ from that contained in Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 28, 2017 pursuant to Rule 485(b). If you have any questions or comments concerning the foregoing, please call me at (727) 567-6141.

Very truly yours,

/s/ Daniel R. Dzibinski

Daniel R. Dzibinski
Secretary, Eagle Family of Funds

cc: Susan L. Walzer
J. Cooper Abbott
Eagle Asset Management, Inc.

Kathy Kresch Ingber
K&L Gates LLP